Employee compensation	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Employee compensation	Employee benefit obligation
The Company’s employee benefit obligation relates to an employee severance indemnity, which is mandatory pursuant to the Italian Civil Code and obligates the employer to pay deferred compensation based on the employees’ years of service and the compensation earned by the employee during the service period. From January 1, 2007, Italian law gives an employee the choice of directing his or her entitlement either to a supplementary pension fund or to leave the severance indemnity as an obligation to the Company. The liability is calculated by an external actuary using the projected unit credit method.

The carrying value of the benefit obligation as at December 31, 2021 and 2020 is:

	2021	2020
	$	$
Balance - January 1	2,330	1,443
Increases
Provision for the year	635	670
Actuarial losses	80	108
Interest expense	7	12
Reductions
Payments	(309)	(41)
Foreign exchange translation	(183)	138
Balance - December 31	2,560	2,330
The change in liability was recognized in statement of loss and comprehensive loss as follows:

	2021	2020
	$	$
Cost recognized in profit or loss
Current period cost	635	670
Interest cost on defined benefit obligation	7	12
Remeasurement loss recognized in OCI	80	108
Annual weighted average assumptions
Discount rate	0.98%	0.34%
Price inflation	1.00%	1.50%

A decrease of 50 basis points in the discount rate would result in an increase of the liability by $244; a corresponding increase in basis points would result in a reduction of liability by $199.

A decrease of 50 basis points of price inflation would result in reduction of the liability by $85; a corresponding increase in basis points would result in an increase of liability by $89.
Employee compensationThe total employee compensation comprising salaries and benefits, inclusive of tax credits, for the year ended December 31, 2021 was $70,924 (2020 - $41,018).
Employee compensation costs were included in the following expenses for the year ended December 31:

	December 31,
	2021	2020
	$	$
Cost of revenue	13,438	8,093
General and administrative	10,496	6,173
Sales and marketing	31,178	16,658
Research and development	15,812	10,094
	70,924	41,018

Research and development costs are net of investment tax credits of $938 for the year ended December 31, 2021.